UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];          Amendment Number:___
         This Amendment (Check only one):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive
          Suite 103
          San Jose, California 95134-2453

Form 13F File Number: 28-6289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm R. Fobes III
Title:  President
Phone:  (408) 526-0707

Signature, Place, and Date of Signing:

/s/ Malcolm R. Fobes III   San Jose, California    2/13/02
------------------------   --------------------    -------
      [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                33
                                              -----------
Form 13F Information Table Value Total:       $    79,643
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               Berkshire Capital Holdings, Inc.
                                                           FORM 13F
                                                        As of 12/31/01

                                                                                                                VOTING AUTHORITY
                             TITLE OF             FAIR MARKET   SHARES/   SH/  PUT/   INVESTMENT    OTHER     ---------------------
 NAME OF ISSUER               CLASS     CUSIP    VALUE (000's)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                   COM    021441100      1,689      79,610    SH            SOLE                  79,610
Applied Materials, Inc.        COM    038222105      2,619      65,310    SH            SOLE                  65,310
Applied Micro Circuits Corp.   COM    03822W109        700      61,860    SH            SOLE                  61,860
BEA Systems, Inc.              COM    073325102      2,039     132,405    SH            SOLE                 132,405
Broadcom Corp.                 COM    111320107      1,795      43,910    SH            SOLE                  43,910
Brocade Comm Systems, Inc.     COM    111621108      4,602     138,936    SH            SOLE                 138,936
Check Point Software Tech      COM    M22465104      2,487      62,347    SH            SOLE                  62,347
CIENA Corp.                    COM    171779101      1,277      89,230    SH            SOLE                  89,230
Cisco Systems, Inc.            COM    17275R102      3,988     220,225    SH            SOLE                 220,225
Conexant Systems, Inc.         COM    207142100      2,953     205,650    SH            SOLE                 205,650
Emulex Corp.                   COM    292475209      3,810      96,430    SH            SOLE                  96,430
Extreme Networks, Inc.         COM    30226D106        907      70,300    SH            SOLE                  70,300
Integrated Device Technology   COM    458118106      2,041      76,740    SH            SOLE                  76,740
JDS Uniphase Corp.             COM    46612J101      1,375     158,375    SH            SOLE                 158,375
Juniper Networks, Inc.         COM    48203R104      2,951     155,732    SH            SOLE                 155,732
Linear Technology Corp.        COM    535678106      3,235      82,875    SH            SOLE                  82,875
Marvell Technology Group       COM    G5876H105      3,669     102,420    SH            SOLE                 102,420
Maxim Integrated Products      COM    57772K101      3,750      71,410    SH            SOLE                  71,410
Micron Technology, Inc.        COM    595112103      1,235      39,850    SH            SOLE                  39,850
Network Appliance, Inc.        COM    64120L104      1,969      90,050    SH            SOLE                  90,050
Novellus Systems, Inc.         COM    670008101      2,407      61,015    SH            SOLE                  61,015
NVIDIA Corp.                   COM    67066G104      3,215      48,055    SH            SOLE                  48,055
PeopleSoft, Inc.               COM    712713106      2,826      70,290    SH            SOLE                  70,290
PMC-Sierra, Inc.               COM    69344F106      1,305      61,365    SH            SOLE                  61,365
Qlogic Corp.                   COM    747277101      2,956      66,405    SH            SOLE                  66,405
Qualcomm, Inc.                 COM    747525103      1,680      33,270    SH            SOLE                  33,270
RF Micro Devices, Inc.         COM    749941100      1,792      93,180    SH            SOLE                  93,180
Riverstone Networks, Inc.      COM    769320102      2,316     139,545    SH            SOLE                 139,545
Semtech Corp.                  COM    816850101      3,115      87,280    SH            SOLE                  87,280
Siebel Systems, Inc.           COM    826170102      3,253     116,260    SH            SOLE                 116,260
VERITAS Software Corp.         COM    923436109      2,864      63,895    SH            SOLE                  63,895
Vitesse Semiconductor Corp.    COM    928497106        828      66,600    SH            SOLE                  66,600
Xilinx, Inc.                   COM    983919101      1,995      51,100    SH            SOLE                  51,100

REPORT SUMMARY:                 33                  79,643
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